Schedule of Investments – IQ Chaikin U.S. Large Cap ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.5%
Activision Blizzard, Inc.	31,089	$2,599,662
Alphabet, Inc., Class A*	1,400	3,772,342
Charter Communications, Inc., Class A*(a)	4,686	3,486,618
Comcast Corp., Class A	53,432	3,143,405
Facebook, Inc., Class A*	9,815	3,497,085
Liberty Broadband Corp., Class C*	19,256	3,417,747
Snap, Inc., Class A*	55,292	4,114,831
Take-Two Interactive Software, Inc.*	16,361	2,837,325
T-Mobile US, Inc.*	23,074	3,323,117
Total Communication Services		30,192,132

Consumer Discretionary — 9.3%
Amazon.com, Inc.*	934	3,107,969
AutoZone, Inc.*	2,059	3,342,931
Dollar General Corp.	14,271	3,320,005
Garmin Ltd.	21,930	3,447,396
Home Depot, Inc. (The)	9,470	3,107,959
NVR, Inc.*	615	3,211,899
O’Reilly Automotive, Inc.*	5,698	3,440,680
Target Corp.	14,597	3,810,547
Tractor Supply Co.	16,329	2,954,406
Total Consumer Discretionary		29,743,792

Consumer Staples — 3.8%
Archer-Daniels-Midland Co.	50,721	3,029,058
Hershey Co. (The)	18,280	3,269,926
PepsiCo, Inc.	20,441	3,208,215
Tyson Foods, Inc., Class A	38,914	2,780,795
Total Consumer Staples		12,287,994

Energy — 1.1%
DT Midstream, Inc.*	10,858	460,379
EOG Resources, Inc.	39,863	2,904,418
Total Energy		3,364,797

Financials — 12.9%
Aflac, Inc.	56,492	3,107,060
Allstate Corp. (The)	25,162	3,272,318
Bank of New York Mellon Corp. (The)	61,138	3,138,213
Berkshire Hathaway, Inc., Class B*	11,316	3,149,130
BlackRock, Inc.	3,833	3,323,863
Charles Schwab Corp. (The)	44,358	3,014,126
Chubb Ltd.	18,302	3,088,280
Markel Corp.*	2,535	3,057,641
Nasdaq, Inc.	19,607	3,661,215
Northern Trust Corp.	27,508	3,104,278
Progressive Corp. (The)	30,239	2,877,543
T Rowe Price Group, Inc.	16,849	3,439,892
Travelers Cos., Inc. (The)	19,223	2,862,689
Total Financials		41,096,248

Health Care — 16.8%
Abbott Laboratories	24,126	2,918,763
AmerisourceBergen Corp.	24,488	2,991,699
Baxter International, Inc.	34,278	2,651,403
Becton Dickinson and Co.	11,889	3,040,612
Cardinal Health, Inc.	47,591	2,825,954
Cigna Corp.	11,960	2,744,700
CVS Health Corp.	38,431	3,165,177
Danaher Corp.	12,844	3,820,961
IDEXX Laboratories, Inc.*	5,907	4,008,077
Johnson & Johnson	17,593	3,029,515
McKesson Corp.	14,825	3,021,780
Regeneron Pharmaceuticals, Inc.*	6,110	3,510,867
Stryker Corp.	11,868	3,215,516
Teladoc Health, Inc.*	15,908	2,361,543
UnitedHealth Group, Inc.	7,769	3,202,537
Vertex Pharmaceuticals, Inc.*	13,454	2,712,057
West Pharmaceutical Services, Inc.	10,260	4,224,350
Total Health Care		53,445,511

Industrials — 10.2%
3M Co.	15,007	2,970,485
AMETEK, Inc.	22,636	3,147,536
Caterpillar, Inc.	12,468	2,577,759
Cummins, Inc.	11,157	2,589,540
Deere & Co.	7,729	2,794,729
General Dynamics Corp.	15,925	3,121,778
L3Harris Technologies, Inc.	14,266	3,234,673
Lockheed Martin Corp.	7,824	2,907,946
Northrop Grumman Corp.	8,933	3,242,858
Old Dominion Freight Line, Inc.	12,028	3,237,336
PACCAR, Inc.	31,113	2,582,068
Total Industrials		32,406,708

Information Technology — 27.2%
Accenture PLC, Class A	10,466	3,324,839
Adobe, Inc.*	6,080	3,779,510
Akamai Technologies, Inc.*	28,373	3,402,490
ANSYS, Inc.*	8,513	3,136,700
Arista Networks, Inc.*	9,578	3,643,375
Automatic Data Processing, Inc.	15,341	3,215,934
Broadcom, Inc.	6,237	3,027,440
Cadence Design Systems, Inc.*	21,105	3,116,153
CDW Corp.	17,445	3,198,541
Citrix Systems, Inc.	20,600	2,075,450
Coupa Software, Inc.*	11,361	2,465,337
Dell Technologies, Inc., Class C*	32,797	3,168,846
DocuSign, Inc.*	14,282	4,256,607
Fiserv, Inc.*	24,288	2,795,792
HP, Inc.	91,060	2,628,902
Intel Corp.	45,175	2,426,801
International Business Machines Corp.	21,697	3,058,409
Intuit, Inc.	7,549	4,000,744
Microsoft Corp.	12,261	3,493,281
salesforce.com, Inc.*	13,646	3,301,377
Synopsys, Inc.*	11,669	3,360,555
Texas Instruments, Inc.	15,298	2,916,105
Trade Desk, Inc. (The), Class A*	44,360	3,633,528
Tyler Technologies, Inc.*	6,812	3,355,864
VeriSign, Inc.*	14,546	3,147,318
VMware, Inc., Class A*(a)	19,217	2,954,422
Zscaler, Inc.*	16,842	3,973,196
Total Information Technology		86,857,516

Materials — 1.8%
Corteva, Inc.	62,017	2,653,087
Newmont Corp.	47,970	3,013,476
Total Materials		5,666,563

Real Estate — 5.5%
Crown Castle International Corp.	16,796	3,243,140
Essex Property Trust, Inc.	10,635	3,489,343
Invitation Homes, Inc.	90,378	3,676,577
Prologis, Inc.	27,276	3,492,419
Sun Communities, Inc.	19,270	3,779,040
Total Real Estate		17,680,519

Utilities — 1.7%
CMS Energy Corp.	47,226	2,918,095
DTE Energy Co.	21,717	2,547,838
Total Utilities		5,465,933

Schedule of Investments ─ IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Total Common Stocks
(Cost $267,944,846)		$318,207,713

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	8,521	8,521
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	667,987	667,987

Total Short-Term Investments
(Cost $676,508)		676,508

Total Investments — 100.0%
(Cost $268,621,354)		318,884,221
Other Assets and Liabilities, Net — 0.0%(d)		53,710
Net Assets — 100.0%		$318,937,931

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,311,899; total market value of collateral held by the Fund was $5,496,016. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,487,495.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

Schedule of Investments ─ IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$318,207,713	$–	$–	$318,207,713
Short-Term Investments:
Money Market Funds	676,508	–	–	676,508
Total Investments in Securities	$318,884,221	$–	$–	$318,884,221

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.